INCOME TAX EXPENSE (Details Narrative) ¥ in Thousands, $ in Millions			12 Months Ended
	Oct. 01, 2022	Jan. 01, 2018	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Income (Loss), Including Portion Attributable to Noncontrolling Interest, before Tax				¥ 27,800		¥ 668,600	¥ 33,800
Profits earned amount | $					$ 2
Percentage of profits earned			8.25%	8.25%	8.25%
Tax rate percentage			16.50%	16.50%	16.50%
Effective income tax rate reconciliation, percent
Statutory rate in PRC			25.00%	25.00%	25.00%	25.00%	25.00%
State taxation rate			15.00%	15.00%	15.00%
Reduced tax rates			15.00%	15.00%	15.00%	15.00%	15.00%
Additional tax deductions			50.00%	50.00%	50.00%
Withholding tax rate			10.00%	10.00%	10.00%
Holding tax rate			10.00%	10.00%	10.00%
Equity interest, percentage			25.00%	25.00%	25.00%
Current tax expense						¥ (59)
Taxable income						(59)	(171)
Deferred tax benefit							¥ (171)
Income tax benefit percentage			50.00%	50.00%	50.00%
Underpayment of taxes				¥ 100
HONG KONG
Operating Loss Carryforwards [Line Items]
Holding tax rate			5.00%	5.00%	5.00%
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Additional tax deductions	75.00%	50.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Additional tax deductions	100.00%	75.00%
High and New Technology Enterprise [Member]
Operating Loss Carryforwards [Line Items]
Statutory rate in PRC			15.00%	15.00%	15.00%
Enterprise Income Tax [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, percent			25.00%	25.00%	25.00%
VIE and Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, percent			25.00%	25.00%	25.00%